Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	GOTTEX TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001586569
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2014
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014